                          GOVERNMENT INCOME PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1996

                                                                    NBAMT0101296

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust

--------------------------------------------------------------------------------

          Government Income Portfolio
   For fixed income investors, 1996 was a thrilling roller coaster ride that kept participants gripping their seats while wondering what was around the next turn. The first six months of 1996 surprised the market with a dramatic increase in interest rates that resulted in negative returns for most long-term bond indices through the first six months of the year. Just as investors were preparing for more of the same, the bond market reversed course, sending participants on another exciting ride for the last six months of 1996. This time, however, interest rates declined dramatically, allowing long-term bond indices to post positive returns for the full year. We are happy to report that the AMT Government Income Portfolio benefited significantly from the bond market rally over the last six months of 1996.
   Given the tremendous unpredictability of the bond market over the past six months, we targeted a strategy of building as much yield as possible into the Portfolio. Our objective was to create the highest probability of delivering substantial and positive returns in an environment in which knowing the direction of future interest rate movement was difficult. We accomplished this by increasing our commitments to the mortgage-backed and asset-backed sectors at the expense of generic U.S. Treasury securities. These sectors have provided long-term value to patient investors, particularly in uncertain interest rate environments. Since the asset-backed and mortgage-backed securities that we purchased were rated either "AAA" or guaranteed by U.S. agencies, the fund's credit quality remained stellar.
   Since interest rates changed during 1996, we managed the fund's duration -- or its sensitivity to interest movements -- with the same prudent, value-oriented approach that has served our shareholders so well over the years. We attempted to discern the major trends in interest rates during the year in an effort to avoid a significant portion of the first half's back-up yields while catching most of the second half's bond market rally. As a result, we increased the duration of the Portfolio during September and October as the burgeoning bond market rally gained momentum. When the rally began to fade in December, we reduced duration back to approximately the same level at which we ended the first half of 1996. The net impact of our prudent duration strategy was a positive contribution to performance.
   As we all celebrate the hope for a happy and healthy new year -- particularly in the bond market -- we cannot help but reflect with pride on the Portfolio's success in navigating through a difficult year for fixed income investors. While we hope that some of the success experienced in the equity markets will make its way around to the bond market in 1997, we can honestly say that we will be working every day to attempt to deliver to you the most that the fixed income markets have to offer -- regardless of the environment.

William Cunningham                 Ted Giuliano

The composition and holdings of the Portfolio are subject to change. Shares of the separate Portfolios of Neuberger&Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the Government Income, Growth, Limited Maturity Bond, Liquid Asset and Partners Portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. The views of the portfolio managers expressed in this report are as of the date written above. The managers' views are subject to change at any time based on market and other conditions.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman Advisers Management Trust                     December 31, 1996

--------------------------------------------------------------------------------

          Government Income Portfolio

         EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return (1)     Salomon Brothers     Government Income
                                  Mortgage Index (2)             Portfolio
1 Year                                        +5.37%                +1.32%
Life of Fund                                  +8.01%                +5.13%
                                    Salomon Brothers     Government Income
                                  Mortgage Index (2)             Portfolio
03/22/1994                                $10,000.00            $10,000.00
12/31/1994                                $10,068.73            $10,150.00
1995                                      $11,757.16            $11,343.69
1996                                      $12,388.62            $11,493.79

   The inception date of Government Income Portfolio (the "Fund") is 3/22/94.

   Neuberger&Berman Management Inc.-Registered Trademark- has voluntarily undertaken to reimburse Government Income Portfolio for its operating expenses and its pro rata share of AMT Government Income Investments' (the "Series") operating expenses which, in the aggregate, exceed 1.0% per annum of the Fund's average daily net assets. This arrangement can be terminated upon 60 days' notice. Absent such arrangement, the average annual total returns would have been less.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not guarantee future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Salomon Brothers Mortgage Index is an unmanaged total return index consisting of all Agency pass-throughs, GNMA, FNMA, and FHLMC securities and 75-day, 30- and 15-year securities, and FHA and GNMA project loans. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Series invests in many securities not included in the above-described index.

Performance data are historical and include changes in share price and reinvestment of dividends and capital gain distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's variable annuity or variable life insurance policy. If this performance information included the effect of the insurance charges, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Government Income Portfolio

                                                     December 31,
                                                         1996
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $   3,460,909
      Receivable from administrator -- net (Note
       B)                                                   7,559
      Deferred organization costs (Note A)                  6,407
                                                    --------------
                                                        3,474,875
                                                    --------------
LIABILITIES
      Accrued expenses                                     20,092
      Payable for Trust shares redeemed                     3,048
                                                    --------------
                                                           23,140
                                                    --------------
NET ASSETS at value                                 $   3,451,735
                                                    --------------

NET ASSETS consist of:
      Par value                                     $         325
      Paid-in capital in excess of par value            3,320,464
      Accumulated undistributed net investment
       income                                             158,992
      Accumulated net realized losses on
       investment                                         (15,099)
      Net unrealized depreciation in value of
       investment                                         (12,947)
                                                    --------------
NET ASSETS at value                                 $   3,451,735
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                        324,721
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $10.63
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Government Income Portfolio

                                                      For the
                                                     Year Ended
                                                    December 31,
                                                        1996
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $   191,105
                                                    ------------
    Expenses:
      Administration fee (Note B)                        11,557
      Shareholder reports                                20,713
      Custodian fees                                     10,000
      Amortization of deferred organization and
       initial offering expenses (Note A)                 2,897
      Legal fees                                            250
      Trustees' fees and expenses                           143
      Registration and filing fees                           97
      Auditing fees                                          32
      Miscellaneous                                         732
      Expenses from Series (Notes A & B)                 38,868
                                                    ------------
        Total expenses                                   85,289
      Deduct -- expenses reimbursed by
       administrator (Note B)                           (55,692)
                                                    ------------
        Total net expenses                               29,597
                                                    ------------
        Net investment income                           161,508
                                                    ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS FROM
  SERIES (NOTE A)
    Net realized loss on investment securities          (15,099)
    Change in net unrealized appreciation
     (depreciation) of investment securities            (63,858)
                                                    ------------
        Net loss on investments from Series (Note
        A)                                              (78,957)
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $    82,551
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Government Income Portfolio

                                                   Year Ended
                                                  December 31,
                                              1996            1995
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     161,508   $      84,106
    Net realized gain (loss) on
     investments from Series (Note A)           (15,099)          6,989
    Change in net unrealized
     appreciation (depreciation) of
     investments from Series (Note A)           (63,858)         73,552
                                          -----------------------------
    Net increase in net assets resulting
     from operations                             82,551         164,647
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                       (84,129)        (38,686)
    Net realized gain on investments             (8,629)             --
                                          -----------------------------
    Total distributions to shareholders         (92,758)        (38,686)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                 1,829,330       1,157,027
    Proceeds from reinvestment of
     dividends and distributions                 92,758          38,686
    Payments for shares redeemed               (651,702)       (163,457)
                                          -----------------------------
    Net increase from Trust share
     transactions                             1,270,386       1,032,256
                                          -----------------------------
NET INCREASE IN NET ASSETS                    1,260,179       1,158,217
NET ASSETS:
    Beginning of year                         2,191,556       1,033,339
                                          -----------------------------
    End of year                           $   3,451,735   $   2,191,556
                                          -----------------------------
    Accumulated undistributed net
     investment income at end of year     $     158,992   $      83,300
                                          -----------------------------
NUMBER OF TRUST SHARES:
    Sold                                        176,971         110,418
    Issued on reinvestment of dividends
     and distributions                            9,023           3,853
    Redeemed                                    (61,852)        (15,500)
                                          -----------------------------
    Net increase in shares outstanding          124,142          98,771
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust                     December 31, 1996

--------------------------------------------------------------------------------

          Government Income Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Government Income Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of six separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The predecessors of the Funds were converted into the Funds after the close of business on April 28, 1995 (the "conversion"); these conversions were approved by the shareholders of the predecessors of the Funds in August, 1994. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Government Income Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1996). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($14,997 expiring in 2004, determined as of December 31, 1996), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger&Berman Advisers Management Trust                     December 31, 1996
--------------------------------------------------------------------------------
          Government Income Portfolio

5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five-year period. At December 31, 1996, the unamortized balance of such expenses amounted to $6,407.
6) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of .40% of the Fund's average daily net assets and indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series). Prior to conversion, the predecessor of the Fund paid Management for investment advisory and administrative services a fee at the annual rate of .60% of its average daily net assets.
   On April 16, 1993, the shareholders of the Trust adopted a distribution plan ("Plan") which provided that the predecessor to the Trust, on behalf of any of its series, could reimburse Management after each calendar quarter for certain distribution expenses in an amount not to exceed .25%, on an annual basis, of that series' average daily net assets as of the close of such calendar quarter. The Plan became effective on May 1, 1993, was implemented on November 1, 1993, and was terminated on April 30, 1995. Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund, as it was for its predecessor prior to the conversion. For the year ended December 31, 1996, such excess expenses amounted to $55,692.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, is $783, which is less than
 .03% of the Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended December 31, 1996, additions and reductions in the Fund's investment in its Series amounted to $1,830,526, and $636,770, respectively.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Government Income Portfolio
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                                    Period
                                                                     from
                                                                     March
                                                                      22,
                                                                    1994(3)
                                                                      to
                                            Year Ended December     December
                                                    31,             31,
                                            1996(2)     1995(2)      1994
                                            -------------------------------
Net Asset Value, Beginning of Year          $10.93      $10.15      $10.00
                                            -------------------------------
Income From Investment Operations
    Net Investment Income                      .67         .70         .37
    Net Gains or Losses on Securities
     (both realized and unrealized)           (.54)        .46        (.22)
                                            -------------------------------
      Total From Investment Operations         .13        1.16         .15
                                            -------------------------------
Less Distributions
    Dividends (from net investment
     income)                                  (.39)       (.38)         --
    Distributions (from capital gains)        (.04)         --          --
                                            -------------------------------
      Total Distributions                     (.43)       (.38)         --
                                            -------------------------------
Net Asset Value, End of Year                $10.63      $10.93      $10.15
                                            -------------------------------
Total Return(4)                              +1.32%     +11.76%      +1.50%(5)
                                            -------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                              $  3.5      $  2.2      $  1.0
                                            -------------------------------
    Ratio of Expenses to Average Net
     Assets(6)                                1.02%       1.05%       1.09%(7)
                                            -------------------------------
    Ratio of Net Investment Income to
     Average Net Assets(6)                    5.59%       5.71%       4.78%(7)
                                            -------------------------------
    Portfolio Turnover Rate(8)                  --           2%          3%
                                            -------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust                     December 31, 1996
--------------------------------------------------------------------------------
          Government Income Portfolio
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3) The date investment operations commenced.
4) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return figures would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all years shown.
5) Not annualized.
6) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios to average daily net assets would have been:

                                                        Period
                                                        from
                                                        March
                                                         22,
                                                        1994
                                                         to
                                           Year Ended   December
                                          December 31,  31,
                                          1996   1995   1994
Expenses                                  2.95%  4.21%  2.57%

Net Investment Income                     3.66%  2.55%  3.30%

7) Annualized.
8) The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for the periods ending after April 28, 1995, are included elsewhere in AMT Government Income Investments' Financial Highlights.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Advisers Management Trust and
Shareholders of Government Income Portfolio

   We have audited the accompanying Statement of Assets and Liabilities of Government Income Portfolio, one of the series comprising Neuberger&Berman Advisers Management Trust (the "Trust"), as of December 31, 1996, and the related Statement of Operations for the year then ended, the Statement of Changes in Net Assets for each of the two years in the period then ended, and the Financial Highlights for each of the two years in the period then ended and for the period from March 22, 1994 (Commencement of Operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Income Portfolio of Neuberger&Berman Advisers Management Trust at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from March 22, 1994 (Commencement of Operations) to December 31, 1994, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 27, 1997

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------
          AMT Government Income Investments

Principal                                        Rating(1)           Market
 Amount                                      Moody'S       S&P      Value(2)
---------                                  -----------  ---------  ----------
           U.S. TREASURY SECURITIES
           (24.4%)
$  40,000  U.S. Treasury Notes, 6.625%,
           due 6/30/01                         TSY         TSY     $   40,633
   50,000  U.S. Treasury Notes, 6.25%,
           due 10/31/01                        TSY         TSY         50,025
  200,000  U.S. Treasury Notes, 5.875%,
           due 11/30/01                        TSY         TSY        197,060
  300,000  U.S. Treasury Notes, 7.00%,
           due 7/15/06                         TSY         TSY        311,631
  165,000  U.S. Treasury Bonds, 7.625%,
           due 2/15/25                         TSY         TSY        183,183
   60,000  U.S. Treasury Bonds, 6.75%,
           due 8/15/26                         TSY         TSY         60,495
                                                                   ----------
           TOTAL U.S. TREASURY SECURITIES
           (COST $847,128)                                            843,027
                                                                   ----------
           U.S. GOVERNMENT AGENCY
           SECURITIES (20.6%)
  150,000  Federal Home Loan Mortgage
           Corp., Discount Notes, 5.45%,
           due 1/6/97                          AGY         AGY        149,868
  300,000  Federal Farm Credit Bank,
           Discount Notes, 5.32%, due
           2/7/97                              AGY         AGY        298,311
   60,000  Federal Home Loan Bank, Bonds,
           Ser. 98, 5.25%, due 5/26/98         AGY         AGY         59,526
  200,000  Student Loan Marketing
           Association, Global Notes,
           7.50%, due 3/8/00                   AGY         AGY        207,148
                                                                   ----------
           TOTAL U.S. GOVERNMENT AGENCY
           SECURITIES (COST $721,184)                                 714,853
                                                                   ----------
           MORTGAGE-BACKED SECURITIES
           (52.0%)
FEDERAL HOME LOAN MORTGAGE CORP.
   94,847  Gold Mortgage Participation
           Certificates, 7.00%, due
           4/1/11                              AGY         AGY         94,818
   95,927  Gold Mortgage Participation
           Certificates, 7.50%, due
           5/1/26                              AGY         AGY         96,017
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   24,012  Pass-Through Certificates,
           6.00%, due 3/1/11                  AGY          AGY         23,119
   48,171  Pass-Through Certificates,
           7.50%, due 5/1/11                  AGY          AGY         48,828
   49,091  Pass-Through Certificates,
           9.50%, due 2/1/25                  AGY          AGY         52,793
   78,461  Pass-Through Certificates,
           6.50%, due 11/1/10 & 1/1/26        AGY          AGY         76,205
  331,790  Pass-Through Certificates,
           7.00%, due 1/1/10-2/1/26           AGY          AGY        326,934
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  136,130  Pass-Through Certificates,
           8.00%, due 11/15/17                AGY          AGY        140,295
  243,153  Pass-Through Certificates,
           7.00%, due 8/15/24                 AGY          AGY        238,752
  358,065  Pass-Through Certificates,
           7.50%, due 7/15/11-3/15/26         AGY          AGY        359,392
   83,961  Pass-Through Certificates,
           8.50%, due 8/15/26                 AGY          AGY         86,978
  260,000  Pass-Through Certificates,
           7.00%, TBA, 30 Year Maturity       AGY          AGY        254,231
                                                                   ----------
           TOTAL MORTGAGE-BACKED
           SECURITIES (COST $1,797,642)                             1,798,362
                                                                   ----------

Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Government Income Investments

Principal                                        Rating(1)           Market
 Amount                                      Moody'S       S&P      Value(2)
---------                                  -----------  ---------  ----------
           ASSET-BACKED SECURITIES (6.6%)
$ 100,000  Capita Equipment Receivables
           Trust, Ser. 1996-1, Class A-4,
           6.28%, due 6/15/00                  Aaa         AAA     $  100,133
   50,000  Ford Credit Auto Loan Master
           Trust, Auto Loan Certificates,
           Ser. 1996-1, 5.50%, due
           2/15/03                             Aaa         AAA         48,302
   75,000  Standard Credit Card Master
           Trust I, Credit Card
           Participation Certificates,
           Ser. 1994-4, Class A, 8.25%,
           due 11/7/03                         Aaa         AAA         80,505
                                                                   ----------
           TOTAL ASSET-BACKED SECURITIES
           (COST $232,175)                                            228,940
                                                                   ----------
           TOTAL INVESTMENTS (103.6%)
           (COST $3,598,129)                                        3,585,182(3)
           Liabilities, less cash,
           receivables and other assets
           [(3.6%)]                                                  (124,272)
                                                                   ----------
           TOTAL NET ASSETS (100.0%)                               $3,460,910
                                                                   ----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1996
--------------------------------------------------------------------------------
          AMT Government Income Investments
1) Credit ratings are unaudited.
2) Investment securities of the Series are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Short-term investments with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
3) At December 31, 1996, the cost of investments for Federal income tax purposes was $3,598,231. Gross unrealized appreciation of investments was $11,644 and gross unrealized depreciation of investments was $24,693, resulting in net unrealized depreciation of $13,049, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Government Income Investments

                                                     December 31,
                                                         1996
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $   3,585,182
      Cash                                                 18,174
      Receivable for securities sold                       68,897
      Interest receivable                                  34,222
      Deferred organization costs (Note A)                 14,324
      Prepaid expenses                                         43
                                                    --------------
                                                        3,720,842
                                                    --------------
LIABILITIES
      Payable for securities purchased                    255,450
      Accrued expenses                                      3,426
      Payable to investment manager (Note B)                1,056
                                                    --------------
                                                          259,932
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $   3,460,910
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $   3,473,857
      Net unrealized depreciation in value of
       investment securities                              (12,947)
                                                    --------------
NET ASSETS                                          $   3,460,910
                                                    --------------
*Cost of investments                                $   3,598,129
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Government Income Investments

                                                      For the
                                                     Year Ended
                                                    December 31,
                                                        1996
                                                    ------------
INVESTMENT INCOME
    Interest income                                 $   191,105
                                                    ------------
    Expenses:
      Investment management fee (Note B)                 10,138
      Custodian fees (Note B)                            13,729
      Accounting fees                                    10,000
      Amortization of deferred organization and
       initial offering expenses (Note A)                 4,311
      Trustees' fees and expenses                           307
      Auditing fees                                         169
      Legal fees                                            163
      Insurance expense                                      47
      Miscellaneous                                           4
                                                    ------------
        Total expenses                                   38,868
                                                    ------------
        Net investment income                           152,237
                                                    ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
    Net realized loss on investment securities
     sold                                               (15,099)
    Change in net unrealized appreciation
     (depreciation) of investment securities            (63,858)
                                                    ------------
        Net loss on investments                         (78,957)
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $    73,280
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Government Income Investments

                                                               Period from
                                                               May 1, 1995
                                                              (Commencement
                                            Year Ended      of Operations) to
                                           December 31,       December 31,
                                               1996               1995
                                          ------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     152,237    $       54,160
    Net realized gain (loss) on
     investments                                (15,099)            6,620
    Change in net unrealized
     appreciation (depreciation) of
     investments                                (63,858)           53,751
                                          ------------------------------------
    Net increase in net assets resulting
     from operations                             73,280           114,531
                                          ------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                 1,830,526         1,132,968
    Reductions                                 (636,770)         (161,213)
                                          ------------------------------------
    Net increase in net assets resulting
     from transactions in investors'
     beneficial interests                     1,193,756           971,755
                                          ------------------------------------
NET INCREASE IN NET ASSETS                    1,267,036         1,086,286
NET ASSETS:
    Beginning of year                         2,193,874         1,107,588
                                          ------------------------------------
    End of year                           $   3,460,910    $    2,193,874
                                          ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Government Income Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1) GENERAL: AMT Government Income Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of six separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. After the close of business on April 28, 1995, each series of Neuberger&Berman Advisers Management Trust invested all of its net investable assets (cash, securities, and receivables relating to securities) in a corresponding series of Managers Trust, receiving a beneficial interest in that series.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At December 31, 1996, the unamortized balance of such expenses amounted to $14,324.
6) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("Management") as its investment manager under a Management Agreement dated as of May 1, 1995. For such investment management services, the Series pays Management a fee at the annual rate of .35% of the first $500 million of the Series' average daily net assets, .325% of the next $500 million, .30% of the next $500 million, .275% of the next $500 million, and .25% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.

Advisers Managers Trust                                        December 31, 1996
--------------------------------------------------------------------------------
          AMT Government Income Investments

   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations, is $783, which is less than .03% of the Series' average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended December 31, 1996, there were purchase and sale transactions (excluding short-term securities) of $7,416,415 and $6,261,676, respectively.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Government Income Investments

                                                              Period from
                                                              May 1, 1995
                                                             (Commencement
                                                            of Operations)
                                            Year Ended            to
                                           December 31,      December 31,
                                               1996              1995
                                          ---------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                       1.34%              1.77%(1)
                                          ---------------------------------
    Net Investment Income                          5.26%              4.78%(1)
                                          ---------------------------------
Portfolio Turnover Rate                             231%                64%
                                          ---------------------------------
Net Assets, End of Year (in millions)              $3.5               $2.2
                                          ---------------------------------

 1) Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Government Income Investments

   We have audited the accompanying Statement of Assets and Liabilities, including the Schedule of Investments, of AMT Government Income Investments, one of the series comprising Advisers Managers Trust (the "Trust"), as of December 31, 1996, and the related Statement of Operations for the year then ended, and the Statement of Changes in Net Assets and the Financial Highlights for the year then ended and for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Government Income Investments of Advisers Managers Trust at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 27, 1997